Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2.	Significant Accounting Policies
A discussion of the Partnership's significant accounting policies can be found in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2011 (the “Consolidated Financial Statements for the year ended December 31, 2011”). There have been no changes to these policies in the six-month period ended June 30, 2012.